SHAREHOLDERS' EQUITY - Schedule of Options Outstanding by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	1,434,753
Weighted average remaining contractual term (years)	3 years 11 months 15 days
Weighted average exercise price (in usd per share)	$ 23.00
Options exercisable (in shares) | shares	608,521
Weighted average exercise price of options exercisable (in usd per share)	$ 48.33
0.00 - 0.32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	0.00
Range of exercise price, upper (in usd per share)	$ 0.32
Options outstanding (in shares) | shares	1,257,106
Weighted average remaining contractual term (years)	4 years 1 month 20 days
Weighted average exercise price (in usd per share)	$ 0.25
Options exercisable (in shares) | shares	454,412
Weighted average exercise price of options exercisable (in usd per share)	$ 0.29
20.44 - 54.51
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	20.44
Range of exercise price, upper (in usd per share)	$ 54.51
Options outstanding (in shares) | shares	2,729
Weighted average remaining contractual term (years)	2 years 6 months 14 days
Weighted average exercise price (in usd per share)	$ 31.71
Options exercisable (in shares) | shares	2,729
Weighted average exercise price of options exercisable (in usd per share)	$ 31.71
144.90 - 197.42
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	144.90
Range of exercise price, upper (in usd per share)	$ 197.42
Options outstanding (in shares) | shares	106,570
Weighted average remaining contractual term (years)	3 years 4 months 9 days
Weighted average exercise price (in usd per share)	$ 163.85
Options exercisable (in shares) | shares	83,032
Weighted average exercise price of options exercisable (in usd per share)	$ 169.22
206.52 - 232.2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, lower (in usd per share)	206.52
Range of exercise price, upper (in usd per share)	$ 232.2
Options outstanding (in shares) | shares	68,348
Weighted average remaining contractual term (years)	1 year 8 months 19 days
Weighted average exercise price (in usd per share)	$ 221.56
Options exercisable (in shares) | shares	68,348
Weighted average exercise price of options exercisable (in usd per share)	$ 221.56